Document and Entity Information	Mar. 21, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 21, 2025
Entity Registrant Name	Rapid7, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37496
Entity Tax Identification Number	35-2423994
Entity Address Address Line 1	120 Causeway Street
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02114
City Area Code	617
Local Phone Number	247-1717
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	RPD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On March 21, 2025, Rapid7, Inc. (“Company”) entered into a Cooperation Agreement (the “Cooperation Agreement”) with JANA Partners Management, LP (together with its controlled affiliates and controlled associates, “JANA”) and filed a Current Report on Form 8-K (the “Initial Report”) to report, among other things, the agreement to (i) expand the size of the Company’s board of directors (the “Board”) from eight (8) to eleven (11) directors effective March 21, 2025, and (ii) appoint each of Wael Mohamed, Michael Burns and Kevin Galligan (together, the “Agreed Nominees”) to serve as an independent director of the Board no later than April 15, 2025 (in the case of Messrs. Mohamed and Burns) or upon receipt of a written request from JANA pursuant to the Cooperation Agreement to be received no later than May 23, 2025 (in the case of Mr. Galligan).This Current Report on Form 8-K/A amends and supplements Item 5.02 of the Initial Report to announce the effective date of each such Agreed Nominee’s appointment.
Entity Central Index Key	0001560327